S-K 1602, SPAC Registered Offerings	Jul. 24, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we do not consummate an initial business combination within 24 months from the closing of this offering, or if our board of directors approves an earlier liquidation, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of taxes paid or payable and up to $100,000 of interest to pay liquidation expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of March 31, 2026
	25% of Maximum		50% of Maximum		75% of Maximum		Maximum Redemption
Offering	Redemption (assumes		Redemption (assumes		Redemption (assumes		(assumes 15,000,000 or
Price of	3,750,000 or 4,312,500		7,500,000 or 8,625,000		11,250,000 or 12,937,500		17,250,000 public shares
$10.00	public shares redeemed)		public shares redeemed)		public shares redeemed)		redeemed)
		Difference		Difference		Difference		Difference
		between		between		between		between
		Adjusted		Adjusted		Adjusted		Adjusted
Adjusted	Adjusted	NTBVPS and	Adjusted	NTBVPS and	Adjusted	NTBVPS and	Adjusted	NTBVPS and
NTBVPS	NTBVPS	Offering Price	NTBVPS	Offering Price	NTBVPS	Offering Price	NTBVPS	Offering Price

Assuming Full Exercise of Over-Allotment Option
$7.27	$6.67	$3.33	$5.71	$4.29	$3.93	$6.07	$(0.54)	$10.54
Assuming No Exercise of Over-Allotment Option
$7.27	$6.67	$3.33	$5.71	$4.29	$3.92	$6.08	$(0.54)	$10.54

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

We believe that we will be able to capitalize on the capabilities of the Bluerock platform, as well as our management team’s experience across a broad range of industries. Our sourcing strategy will draw on our management team’s network and relationships, built over years of involvement in entrepreneurship, investing and operating businesses. Bluerock’s principals and affiliates maintain long-standing connections across a wide array of counterparties, including both broad global and specialized boutique investment banks, lenders, financial advisors, operating partners, private equity sponsors, venture capital firms, and institutional allocators. These relationships have been cultivated through direct deal experience, capital and JV partnerships, and the firm’s track record of managing assets across a diverse set of fund structures and strategies.

We intend to activate this network to generate a broad pipeline of opportunities. We intend to focus our sourcing efforts on companies at an inflection point in their growth trajectory seeking a strategic, long-term capital partner. By leveraging Bluerock’s brand equity, institutional credibility, and demonstrated history of partnering with management teams, we believe we are well-positioned to access high-quality deal flow that may not be widely marketed.

We intend to approach each potential combination as a partnership — with a focus on working with the incumbent management to drive growth, enhance operations, and prepare the company for the rigors and responsibilities of public ownership. We believe that we can provide support to the target business in a number of ways, including:

●	Strategic positioning and planning: This may include refining the company’s product/technology roadmaps and engagement strategies to ensure a vision for sustainable growth.
●	Advising on capital allocation, capital markets strategy, and potential acquisitions or partnerships: This can include evaluating follow-on financing or strategic M&A opportunities.
●	Improving financial reporting, internal controls, and investor communications: We believe that we can assist in implementing robust financial systems and transparent reporting practices to meet public-company standards, and we help craft clear investor communications.
●	Elevating governance practices: This includes strengthening corporate governance and ensuring public company preparedness.

Our team brings experience across various market cycles and sectors, and we understand the key drivers of shareholder value in the public markets. We aim to be a partner who brings data-driven insight, strategic alignment, and a demonstrated ability to help companies scale successfully in the public arena.

Consistent with our strategy, we have established a set of criteria to guide our evaluation of potential target businesses. We intend to seek a business combination with a company that satisfies most of the following characteristics (although we may opportunistically consider a target that does not meet every guideline):

Desired Characteristics: We are targeting companies that present a growth story and strong fundamental profile, making them attractive candidates for the public markets. In particular, we intend to focus on businesses in sectors such as Web3 (decentralized platforms and digital assets, and data-intensive fintech infrastructure that exhibit one or more of the following attributes (though we may pursue a combination with a target that does not have any or all of these)):

●	Robust growth prospects: Companies with a history of or potential for above-average growth, particularly those in expanding or technologically innovative markets with favorable secular trends supporting long-term expansion.
●	Recurring and predictable revenues: A stable, recurring revenue stream or transaction-based business model that provides visibility into future cash flows. We favor companies with high customer (or user) retention and long-term contracts or other forms of revenue stability.
●	Experienced management team: A management team with a track record of executing on its business plan. We place strong emphasis on partnering with skilled operators — particularly those who understand their technology and market — who are committed to the company and have demonstrated the ability to drive growth, manage risks, and create shareholder value.
●	Comparable public peers: Businesses that have publicly-traded comparables in their industry (or that operate in an emerging category attracting growing investor interest). The presence of comparable companies can help validate valuation benchmarks and sustain investor interest.
●	Strong profitability and margins: Businesses with healthy operating margins and a track record (or clear path) to robust earnings. We will look for unit economics or gross margins that demonstrate the potential for profitability.
●	Favorable industry dynamics: Companies operating in sectors that are growing and supported by favorable macroeconomic or technological tailwinds.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement warrants described in this prospectus, $150,000,000 or $172,500,000 if the underwriter’s over-allotment option is exercised in full ($10.00 per unit in either case), will be deposited into a segregated trust account located in the United States at JP Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee, and initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations and/or held as cash or cash items (including in demand deposit accounts); the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination.To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. The proceeds to be placed in the trust account include $5,250,000 in the aggregate, (or up to $6,037,500 if the underwriter’s over-allotment option is exercised in full), in deferred underwriting commissions.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 150,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	15,000,000 units, at $10.00 per unit, each unit consisting of:one Class A ordinary share; andone-third of one redeemable warrant.
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares, regardless of whether they abstain, vote for, or against, the proposed extension, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon and not previously released to us for permitted withdrawals, divided by the number of then issued and outstanding public shares, subject to applicable law. There is no limit on the number or length of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our sponsor, management team and other initial shareholders will lose their entire investment in our founder shares and our private placement warrants, except to the extent they entitle the holders thereof to receive liquidating distributions from assets outside the trust account.
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	P36M
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our sponsor, management team and other initial shareholders will lose their entire investment in our founder shares and our private placement warrants, except to the extent they entitle the holders thereof to receive liquidating distributions from assets outside the trust account.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	We intend to effectuate our initial business combination using cash from the proceeds of this offering, the sale of the private placement warrants, our equity, debt or a combination of these as the consideration to be paid in our initial business combination. Generally, the issuance of additional shares in a business combination:may significantly dilute the equity interest of investors in this offering, which dilution would increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares;may subordinate the rights of holders of Class A ordinary shares if preference shares are issued with rights senior to those afforded to Class A ordinary shares;could cause a change in control if a substantial number of Class A ordinary shares are issued, which may affect, among other things, the post-business combination company’s ability to use its net operating loss carry forwards, if any, and could result in the resignation or removal of officers and directors;may have the effect of delaying or preventing a change of control of the post-business combination company by diluting the share ownership or voting rights of a person seeking to obtain control of the post-business combination company; andmay adversely affect prevailing market prices for our units, Class A ordinary shares and/or warrants.
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

	Amount of Compensation to be
	Received or Securities Issued or
Entity/Individual	to be Issued	Consideration Paid or to be Paid
Bluerock Acquisition Holdings II, LLC	4,905,000 Class B Ordinary Shares(1) (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$25,000

Christopher Bradley	30,000 Class B Ordinary Shares (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$90

Ziv Conen	25,000 Class B Ordinary Shares (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$75

Andrew Weksler	40,000 Class B Ordinary Shares (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$120

JBA Asset Management, LLC, an affiliate of Mr. Weksler	Up to $7,500 per month, commencing on the first date on which our securities are listed on Nasdaq, for a maximum of twelve months	Office space, secretarial and administrative services provided to members of our management team

JBA Asset Management, LLC	Up to $50,000,000 of PIPE Securities(3)	Up to $50,000,000

Bluerock Acquisition Holdings II, LLC	3,000,000 private placement warrants to be purchased simultaneously with the closing of this offering	$3,000,000 ($1.00 per private placement warrant)

Bluerock Acquisition Holdings II, LLC	Up to $15,000 per month, commencing on the first date on which our securities are listed on Nasdaq for a maximum of twelve months	Office space, secretarial and administrative services provided to members of our management team

Bluerock Acquisition Holdings II, LLC	Repayment in cash	Up to $300,000 of loans made to us to cover offering related and organizational expenses

Amount of Compensation to be
Received or Securities Issued or
Entity/Individual	to be Issued	Consideration Paid or to be Paid
Bluerock Acquisition Holdings II, LLC, officers, directors, or their respective affiliates	Repayment in cash or in private placement warrants at a conversion price of $1.00 per warrant

Working capital loans to finance transaction costs in connection with an initial business combination. Up to $1,500,000 of such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.00 per warrant

Bluerock Acquisition Holdings II, LLC, officers, directors, or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination(4)	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination

Bluerock Acquisition Holdings II, LLC, officers, directors, or their respective affiliates	Payment of consulting, success or finder’s fees in connection with completing an initial business combination

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

Bluerock Capital Markets, LLC	Payment of capital market advisory fees in connection with this offering	$150,000

Holders of Class B ordinary Shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
(1)	Assumes surrender of 750,000 founder shares. Up to 750,000 founder shares will be surrendered to us for no consideration depending on the extent to which the underwriter’s over-allotment option is exercised.
(2)	As described below under “The Offering — Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal aggregate price of $25,000, or $0.004 per founder share, at which our initial shareholders purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Further, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 25% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the Class A ordinary shares underlying the private placement warrants issued to the sponsor and the underwriter) for no additional consideration. Such adjustment may result in material dilution to our public shareholders. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information, see below under “The Offering — Payments to insiders” and “The Offering — Additional financing.” For more information on the dilutive effect of the founder shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares, see the section titled “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our initial shareholders for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our initial shareholders are likely to make a substantial profit on their investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline”, and “— Risks Relating to our Securities — Our initial shareholders paid an aggregate of $25,000, or approximately $0.004 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares”.
(3)	The effective price per security in any such PIPE transaction is not currently known. We expect that the terms of any such PIPE transaction will be negotiated with the applicable business combination target and investors (including JBAAM), at the time a business combination agreement is signed. The effective price per security issued in any such PIPE transactions may be less, and potentially significantly less, than $10.00 per share or the market price for our shares at such time. Any such issuances of equity securities at a price that is less than $10.00 or the prevailing market price of our shares at that time could be structured to ensure a return on investment to the investors and could materially dilute the interests of our existing shareholders in a manner that would not ordinarily occur in a traditional initial public offering and could result in both a reduction in the trading price of our shares to the price at which we issue such equity securities and fluctuations in the net tangible book value per share of the combined company’s securities following the completion of our initial business combination. We may also provide price protection or other incentives, or issue convertible securities such as preferred equity or convertible debt, and the exercise or conversion price of those securities may be fixed or adjustable, and may be less, and potentially significantly less, than $10.00 per share or the market price for our shares at such time. Therefore, any such PIPE transaction may result in material dilution to holders of our shares. For more information, also see “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks” and “— We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could materially dilute the interests of our existing shareholders and add costs.”
(4)	For more information, also see “Effecting Our Initial Business Combination — Sources of Target Businesses,” “Management — Executive Officer and Director Compensation” and “Certain Relationships and Related Party Transactions.”

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)	Assumes surrender of 750,000 founder shares. Up to 750,000 founder shares will be surrendered to us for no consideration depending on the extent to which the underwriter’s over-allotment option is exercised.
(2)	As described below under “The Offering — Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal aggregate price of $25,000, or $0.004 per founder share, at which our initial shareholders purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Further, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 25% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the Class A ordinary shares underlying the private placement warrants issued to the sponsor and the underwriter) for no additional consideration. Such adjustment may result in material dilution to our public shareholders. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information, see below under “The Offering — Payments to insiders” and “The Offering — Additional financing.” For more information on the dilutive effect of the founder shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares, see the section titled “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our initial shareholders for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our initial shareholders are likely to make a substantial profit on their investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline”, and “— Risks Relating to our Securities — Our initial shareholders paid an aggregate of $25,000, or approximately $0.004 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares”.
(3)	The effective price per security in any such PIPE transaction is not currently known. We expect that the terms of any such PIPE transaction will be negotiated with the applicable business combination target and investors (including JBAAM), at the time a business combination agreement is signed. The effective price per security issued in any such PIPE transactions may be less, and potentially significantly less, than $10.00 per share or the market price for our shares at such time. Any such issuances of equity securities at a price that is less than $10.00 or the prevailing market price of our shares at that time could be structured to ensure a return on investment to the investors and could materially dilute the interests of our existing shareholders in a manner that would not ordinarily occur in a traditional initial public offering and could result in both a reduction in the trading price of our shares to the price at which we issue such equity securities and fluctuations in the net tangible book value per share of the combined company’s securities following the completion of our initial business combination. We may also provide price protection or other incentives, or issue convertible securities such as preferred equity or convertible debt, and the exercise or conversion price of those securities may be fixed or adjustable, and may be less, and potentially significantly less, than $10.00 per share or the market price for our shares at such time. Therefore, any such PIPE transaction may result in material dilution to holders of our shares. For more information, also see “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks” and “— We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could materially dilute the interests of our existing shareholders and add costs.”
(4)	For more information, also see “Effecting Our Initial Business Combination — Sources of Target Businesses,” “Management — Executive Officer and Director Compensation” and “Certain Relationships and Related Party Transactions.”

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Members of our management team and our independent directors will directly or indirectly own founder shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. The low price that our sponsor, executive officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within the completion window, the founder shares and private placement warrants will expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

Certain of our officers and directors are officers and directors of Bluerock Acquisition Corp., CSLM Digital Asset Acquisition Corp III, Ltd, Cambridge Acquisition Corp. and SUMA Acquisition Corp., special purpose acquisition companies similar to ours. In addition, our sponsor and our officers and directors in the future may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company, including Bluerock Acquisition Corp., CSLM Digital Asset Acquisition Corp III, Ltd, Cambridge Acquisition Corp. and SUMA Acquisition Corp., or business or investment venture with which they may become involved. Our sponsor, officers and directors have complete discretion, subject to applicable fiduciary duties, as to which special purpose acquisition company or business or investment venture with which they choose to pursue a business combination and the order in which they pursue business combinations for any of their existing or future special purpose acquisition companies or other business or investment ventures. There are no contractual obligations governing the allocation of opportunities among such special purpose acquisition companies, businesses or ventures.As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved, including Bluerock Acquisition Corp., CSLM Digital Asset Acquisition Corp III, Ltd, Cambridge Acquisition Corp. and SUMA Acquisition Corp. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. In our post-IPO discussions with any potential targets our management team and our sponsor will ensure that the target has a clear understanding that it will transact with us and with no other special purpose acquisition company that may be sponsored by our management team.
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

			25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	No Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	Without	With	Without	With	Without	With	Without	With	Without	With
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)	(0.07)
Increase attributable to public shareholders	7.34	7.34	6.74	6.74	5.78	5.78	3.99	4.00	(0.47)	(0.47)
Pro forma net tangible book value after this offering and the sale of the private placement warrants	7.27	7.27	6.67	6.67	5.71	5.71	3.92	3.93	(0.54)	(0.54)
Dilution to public shareholders	$2.73	$2.73	$3.33	$3.33	$4.29	$4.29	$6.08	$6.07	$10.54	$10.54
Percentage of dilution to public shareholders	27.30%	27.30%	33.30%	33.30%	42.90%	42.90%	60.80%	60.70%	105.40%	105.40%
Numerator
Net tangible book deficit before this offering	(430,258)	(430,258)	(430,258)	(430,258)	(430,258)	(430,258)	(430,258)	(430,258)	(430,258)	(430,258)
Net proceeds from this offering and the sale of the private placement warrants(1)	150,850,000	173,350,000	150,850,000	173,350,000	150,850,000	173,350,000	150,850,000	173,350,000	150,850,000	173,350,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	380,190	380,190	380,190	380,190	380,190	380,190	380,190	380,190	380,190	380,190
Less: Deferred underwriting commissions	(5,250,000)	(6,037,500)	(4,781,250)	(5,498,438)	(4,312,500)	(4,959,375)	(3,843,750)	(4,420,313)	(3,375,000)	(3,881,250)
Less: overallotment liability	(118,900)	—	(118,900)	—	(118,900)	—	(118,900)	—	(118,900)	—
Less: Amounts paid for redemptions	—	—	(37,500,000)	(43,125,000)	(75,000,000)	(86,250,000)	(112,500,000)	(129,375,000)	(150,000,000)	(172,500,000)
	145,431,032	167,262,432	108,399,782	124,676,494	71,368,532	82,090,557	34,337,282	39,504,619	(2,693,968)	(3,081,318)
Denominator
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if overallotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered to public	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000
Less Ordinary shares redeemed	—	—	(3,750,000)	(4,312,500)	(7,500,000)	(8,625,000)	(11,250,000)	(12,937,500)	(15,000,000)	(17,250,000)
	20,000,000	23,000,000	16,250,000	18,687,500	12,500,000	14,375,000	8,750,000	10,062,500	5,000,000	5,750,000

SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]

	Shares Purchased			Total Consideration	Average Price
	Number	Percentage	Amount	Percentage	Per Share
Class B Ordinary Shares(1)	5,000,000	25%	$25,000	0.01%	$0.004
Public Shareholders	15,000,000	75%	$150,000,000	99.9%	$10.00
(1)	Assumes no exercise of the underwriter’s over-allotment option and the corresponding forfeiture of 750,000 Class B ordinary shares held by our sponsor.